S000001267 [Member] Shareholder Fees	Mar. 31, 2026 USD ($)
U.S. GOVERNMENT SELECT MONEY MARKET FUND | U.S. GOVERNMENT SELECT MONEY MARKET FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0